Segment Reporting, Reconciliation of Segment Revenue to Consolidated Revenue and of Segment Gross Profit and Segment Operating Income to Consolidated (loss) Income Before Tax Expense (Details) - USD ($)
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Line Items]
Less: Cost of revenue	$ (17,318,493)	$ (35,157,150)	$ (22,479,613)
Segment gross profit	(2,690,203)	(1,306,109)	5,093,079
Depreciation	(77,199)	(82,425)	(26,214)
Expected credit loss allowance	(1,130,467)	(836,720)	(30,075)
Reconciliation of segment profit or loss
Net income (loss) for the year	(5,763,745)	(5,730,751)	2,326,597
Operating Segments [Member]
Segment Reporting [Line Items]
Revenue	14,628,290	33,851,041	27,572,692
Less: Cost of revenue	(17,318,493)	(35,157,150)	(22,479,613)
Segment gross profit	(2,690,203)	(1,306,109)	5,093,079
Staff costs	(262,769)	(397,560)	(515,774)
Depreciation	(48,791)	(48,791)	(4,066)
Lease expenses	(39,615)	(51,538)	(37,179)
Expected credit loss allowance	(1,130,467)	(836,720)	(30,075)
Interest expense	(346,696)	(508,810)	(286,090)
Other income	32,229	981
Other segment expenses	(592,632)	(484,982)	(709,884)
Segment income	(5,078,944)	(3,633,529)	3,510,011
Reconciliation of segment profit or loss
Other income	37,117	51,759	15,297
Professional fees	(708,083)	(201,959)	(4,361)
Net income (loss) for the year	(5,749,910)	(5,810,905)	2,975,533
IPO-related readiness costs		(2,027,176)	(545,414)
Provision of Wet Trades Works [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Revenue	11,018,290	33,851,041	27,572,692
Less: Cost of revenue	(15,118,493)	(35,157,150)	(22,479,613)
Segment gross profit	(4,100,203)	(1,306,109)	5,093,079
Staff costs	(199,243)	(397,560)	(515,774)
Depreciation	(48,791)	(48,791)	(4,066)
Lease expenses	(30,577)	(51,538)	(37,179)
Expected credit loss allowance	(1,130,467)	(836,720)	(30,075)
Interest expense	(346,696)	(508,810)	(286,090)
Other income	32,229	981
Other segment expenses	(592,599)	(484,982)	(709,884)
Segment income	(6,416,347)	(3,633,529)	3,510,011
Trading of Wines and Spirits [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Revenue	3,610,000
Less: Cost of revenue	(2,200,000)
Segment gross profit	1,410,000
Staff costs	(63,526)
Depreciation
Lease expenses	(9,038)
Expected credit loss allowance
Interest expense
Other income
Other segment expenses	(33)
Segment income	$ 1,337,403